Restructuring and Other Costs, Net (Tables)	12 Months Ended
Sep. 30, 2013
Restructuring and Other Costs, Net [Abstract]
Schedule of restructuring and other costs, net
The following table presents a summary of restructuring and other charges, net, related to active restructuring and other initiatives that we incurred during the fiscal year, the cumulative recorded amount since we announced the initiative, and the total we expect to incur (in millions):

Segment	Period	Net Property, Plant and Equipment (a)	Severance and Other Employee Related Costs	Equipment and Inventory Relocation Costs	Facility Carrying Costs	Other Costs	Total
Corrugated Packaging(b)	Fiscal 2013	$10.4	$23.5	$5.0	$4.7	$(0.1)	$43.5
	Fiscal 2012	16.6	10.5	3.5	5.6	4.7	40.9
	Fiscal 2011	16.7	7.8	1.2	1.1	0.7	27.5
	Cumulative	44.1	42.3	9.7	11.4	5.4	112.9
	Expected Total	44.1	42.3	10.9	14.6	5.4	117.3
Consumer Packaging(c)	Fiscal 2013	2.6	0.6	0.1	0.2	—	3.5
	Fiscal 2012	(3.4)	0.2	0.6	0.2	—	(2.4)
	Fiscal 2011	1.0	2.3	0.9	0.7	0.2	5.1
	Cumulative	3.4	3.9	1.7	1.1	0.9	11.0
	Expected Total	3.4	3.9	1.7	1.1	0.9	11.0
Recycling(d)	Fiscal 2013	5.5	1.2	0.2	0.8	2.6	10.3
	Fiscal 2012	1.6	0.3	—	0.1	0.3	2.3
	Fiscal 2011	—	—	—	0.1	—	0.1
	Cumulative	7.2	1.5	0.2	1.2	2.9	13.0
	Expected Total	7.2	1.5	0.5	2.0	3.0	14.2
Other(e)	Fiscal 2013	0.1	0.2	0.1	—	20.3	20.7
	Fiscal 2012	—	—	—	—	34.4	34.4
	Fiscal 2011	—	—	—	—	60.6	60.6
	Cumulative	0.1	0.2	0.1	—	115.3	115.7
	Expected Total	0.1	0.2	0.1	—	115.3	115.7
Total	Fiscal 2013	$18.6	$25.5	$5.4	$5.7	$22.8	$78.0
	Fiscal 2012	$14.8	$11.0	$4.1	$5.9	$39.4	$75.2
	Fiscal 2011	$17.7	$10.1	$2.1	$1.9	$61.5	$93.3
	Cumulative	$54.8	$47.9	$11.7	$13.7	$124.5	$252.6
	Expected Total	$54.8	$47.9	$13.2	$17.7	$124.6	$258.2

(a)
“Net property, plant and equipment” as used in this Note 6 is the sum of property, plant and equipment impairment losses, subsequent adjustments to fair value for assets classified as held for sale, subsequent (gains) or losses on sales of property, plant and equipment, related parts and supplies, and accelerated depreciation on such assets.

(b)
The Corrugated Packaging segment current year charges are primarily associated with the closure of seven corrugated container plants acquired in the Smurfit-Stone Acquisition, on-going closure costs at previously closed facilities including the Matane, Quebec containerboard mill also acquired in the Smurfit-Stone Acquisition which were partially offset by gains on sale of previously closed facilities. The Corrugated Packaging segment charges in fiscal 2012 primarily reflect the closure of our Matane, Quebec containerboard mill, a machine taken out of operation at our Hodge, LA containerboard mill and seven corrugated container plants, all acquired in the Smurfit-Stone Acquisition and charges associated primarily with on-going closure costs at previously closed corrugated container plants acquired in the Smurfit-Stone Acquisition and our legacy Hauppauge, NY sheet plant, net of a gain on sale in fiscal 2012 primarily for our Santa Fe Springs, CA corrugated converting facility. The Corrugated Packaging Segment charges in fiscal 2011 primarily reflect the closure of six corrugated container plants also acquired in the Smurfit-Stone Acquisition. The fiscal 2012 expenses in the “Other Costs” column primarily represent repayment of energy credits and site environmental closure activities at the Matane mill. The cumulative charges primarily reflect charges associated with the closure of twenty corrugated container plants acquired in the Smurfit-Stone Acquisition, the closure of the Matane, Quebec containerboard mill, charges related to kraft paper assets at our Hodge containerboard mill we acquired in the Smurfit-Stone Acquisition, and gains and losses associated with the sale of closed facilities. We have transferred a substantial portion of each closed facility's production to our other facilities.

(c)
The Consumer Packaging segment current year charges are primarily associated with the closure of a converting facility and on-going closure costs for previously closed facilities. The Consumer Packaging segment charges in fiscal 2012 primarily reflect the gain on sale of our Columbus, IN laminated paperboard converting operation and Milwaukee, WI folding carton facility and on-going closure costs associated with previously closed facilities. The Consumer Packaging segment charges in fiscal 2011 primarily reflect the closure of two facilities and on-going closure costs for previously closed facilities. The cumulative charges primarily reflect the actions mentioned above as well as closure costs at certain of five interior packaging plants. We have transferred a substantial portion of each closed facility's production to our other facilities.

(d)
The Recycling segment current year charges are primarily associated with the closure of nine collection facilities acquired in the Smurfit-Stone Acquisition partially offset by the gain on sale of our Dallas, TX collection facility. The Recycling segment charges in fiscal 2012 primarily reflect the closure of six collection facilities also acquired in the Smurfit-Stone Acquisition and the cumulative charges reflect the preceding actions as well as carrying costs for two collections facilities shutdown in a prior year.

(e)
The expenses in the “Other” segment primarily reflect costs that we consider as Corporate, including the “Other Costs” column which primarily reflects costs incurred as a result of our Smurfit-Stone Acquisition, including merger integration expenses. Also included in the “Other” segment are insignificant costs related to our Merchandising Displays segment. The pre-tax charges are summarized below (in millions):

	Acquisition Expense / (Income)	Integration Expenses	Other Expense (Income)	Total
Fiscal 2013	$(3.6)	$23.9	$0.4	$20.7
Fiscal 2012	2.9	32.1	(0.6)	34.4
Fiscal 2011	20.2	40.4	—	60.6

Acquisition expenses include expenses associated with acquisitions, whether consummated or not, as well as litigation expenses associated with the Smurfit-Stone Acquisition, net of recoveries. Acquisition expenses primarily consist of advisory, legal, accounting, valuation and other professional or consulting fees. Integration expenses reflect primarily severance and other employee costs, professional services including work being performed to facilitate the Smurfit-Stone integration including information systems integration costs, lease expense and other costs. Due to the complexity and duration of the integration activities the precise amount expected to be incurred has not been quantified above. We expect integration activities to continue into fiscal 2014.

Schedule of Restructuring and Other Costs Reserve By Type of Cost Text Block [Table Text Block]
The following tables represent a summary of and the changes in the restructuring accrual, which is primarily composed of lease commitments, accrued severance and other employee costs, as well as a reconciliation of the restructuring accrual to the line item “Restructuring and other costs, net” on our consolidated statements of income for fiscal 2013, 2012 and 2011 (in millions):

	2013	2012	2011
Accrual at beginning of fiscal year	$22.7	$26.7	$1.4
Accruals acquired in Smurfit-Stone Acquisition	—	—	9.2
Additional accruals	18.7	26.9	30.8
Payments	(20.6)	(28.0)	(14.4)
Adjustment to accruals	1.0	(2.9)	(0.3)
Accrual at September 30,	$21.8	$22.7	$26.7

Reconciliation of accruals and charges to restructuring and other costs, net:
	2013	2012	2011
Additional accruals and adjustments to accruals (see table above)	$19.7	$24.0	$30.5
Acquisition (income) expense	(3.6)	2.9	20.2
Integration expenses	22.8	23.0	20.2
Net property, plant and equipment	18.6	14.8	17.7
Severance and other employee costs	10.1	0.6	0.3
Equipment relocation	5.4	4.1	2.1
Facility carrying costs	5.7	5.9	1.9
Other	(0.7)	(0.1)	0.4
Total restructuring and other costs, net	$78.0	$75.2	$93.3

Schedule of Restructuring Costs Included in Other Costs [Table Text Block]
The expenses in the “Other” segment primarily reflect costs that we consider as Corporate, including the “Other Costs” column which primarily reflects costs incurred as a result of our Smurfit-Stone Acquisition, including merger integration expenses. Also included in the “Other” segment are insignificant costs related to our Merchandising Displays segment. The pre-tax charges are summarized below (in millions):

	Acquisition Expense / (Income)	Integration Expenses	Other Expense (Income)	Total
Fiscal 2013	$(3.6)	$23.9	$0.4	$20.7
Fiscal 2012	2.9	32.1	(0.6)	34.4
Fiscal 2011	20.2	40.4	—	60.6